UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 09/30/2014

Item 1 – Report to Stockholders

SEPTEMBER 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

„  BlackRock Money Market Portfolio

„  BlackRock U.S. Treasury Money Market Portfolio

„  BlackRock Municipal Money Market Portfolio

„  BlackRock New Jersey Municipal Money Market Portfolio

„  BlackRock North Carolina Municipal Money Market Portfolio

„  BlackRock Ohio Municipal Money Market Portfolio

„  BlackRock Pennsylvania Municipal Money Market Portfolio

„  BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Shareholder Letter

Dear Shareholder,

The fourth quarter of 2013 was a generally strong period for most risk assets such as equities and high yield bonds even as investors grappled with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. A prolonged debate over the U.S. debt ceiling and partial government shutdown roiled financial markets at the start of the period, but stocks quickly resumed their upward course once a compromise was struck in mid-October. Higher quality fixed income and emerging market investments, however, began to struggle as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress while facing the onset of diminishing global liquidity. These risks, combined with disappointing U.S. economic data, caused equities to decline in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the softer U.S. data was a temporary and weather-related trend, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising geopolitical risks and mixed global economic news. Tensions in Russia and Ukraine and signs of decelerating growth in China caused some turbulence, but markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, a dovish tone from the Fed offering reassurance that no changes to short-term interest rates were on the horizon.

In the ongoing low-rate environment, investors looked to equities as a source of yield, pushing major indices to record levels. As stock prices continued to move higher, investors soon became wary of stretched valuations and a new theme emerged. Stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names, broadly declined as investors fled to stocks with cheaper valuations. This rotation resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging market stocks benefited from the trend after having suffered heavy selling pressure earlier in the year.

Asset prices tend to be more vulnerable to bad news when investors believe valuations are high. Consequently, markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August and, although volatility ticked up, markets briefly rebounded amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised the likelihood of the Fed increasing short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes and tighter credit conditions stoked increasing volatility in financial markets. Escalating global risks added to uncertainty as the U.S. renewed its involvement in Iraq, the European Union imposed additional sanctions against Russia, and Scottish voters contemplated a referendum for the region’s independence from the UK. In this environment, most asset classes saw steep declines over the final month of the period.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended September 30, 2014, while U.S. small cap and international stocks lagged. Emerging market equities endured some hearty swings in sentiment during the period, yet the asset class generated modest gains. Most fixed income assets produced positive results even as the Fed reduced its open-market purchases. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

The economic and monetary environment has remained generally supportive of financial markets, although higher stock valuations combined with expectations for higher U.S. rates has caused volatility to rise, albeit from levels below the historical norm.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.42%	19.73%
U.S. small cap equities (Russell 2000® Index)	(5.46)	3.93
International equities (MSCI Europe, Australasia, Far East Index)	(2.03)	4.25
Emerging market equities (MSCI Emerging Markets Index)	2.87	4.30
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	3.42	4.29
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.21	3.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.21	8.29
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.50	7.19

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2014

The factors that detracted from U.S. growth in the first quarter of 2014 proved to be temporary as economic data improved sharply in the second quarter. After contracting by 2.1% in the first quarter, U.S. gross domestic product (“GDP”) grew at a seasonally adjusted rate of 4.6% in the second quarter. Economic momentum continued through the summer and the unemployment rate fell to 5.9% by September. As noted in the minutes of the September Federal Open Market Committee (“FOMC”) meeting, economic activity was “moderate” and the labor market continued to improve. Broad inflation measures, after picking up slightly in the later part of the second quarter, again receded, and remained below the FOMC’s target rate of 2%. Against this backdrop, the FOMC maintained its course during the six-month period, making no change to its target range for the federal funds rate of 0.00% to 0.25% and continuing to gradually pare down its asset purchase programs by $10 billion at each of its scheduled meetings. While the asset purchase programs are slated to end in October, the FOMC expects that a low federal funds rate will be warranted for a considerable period of time given below-target inflation rates and inflation expectations remaining well-anchored and stable.

In the eurozone, economic growth continued to disappoint policymakers, while inflation measures slipped, prompting fears that the recent period of very low inflation could last longer than expected and threaten the currency bloc’s nascent growth. In an effort to spur growth and combat deflationary pressures, the European Central Bank (“ECB”) cut its key rates by 0.10% in July, including a bold move to a negative deposit rate. The central bank also enhanced lending programs designed to aid credit-starved individuals and small- to medium-sized companies. As the medium-term inflation outlook worsened in August, further signals of economic weakness prompted more action from policymakers. The ECB aggressively cut both its main refinancing rate and deposit rate by an additional 0.10%, to 0.05% and -0.20%, respectively. The central bank also announced an asset purchase program focused on asset-backed securities and covered bonds, set to commence in October. After these moves, ECB President Mario Draghi stressed that the ECB has no plans to further lower interest rates.

London Interbank Offered Rates (“LIBOR”) remained virtually unchanged over the period amid highly accommodative monetary policy. The benchmark three-month LIBOR ended the period at 0.235%, not far above its historic low of 0.22% reached in early May. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the Treasury Department cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) — the first new structure issued in nearly 17 years. Treasury FRN issuance totaled $123 billion over the first nine months of 2014. Beginning on September 22, the Fed announced that its fixed-rate reverse repurchase agreement facility would no longer be offered at full allotment, but instead would be subject to an aggregate cap of $300 billion and that a Dutch auction format would be employed should total bids exceed the cap. This news concerned many money market participants given that use of the program had peaked at $339 billion on June 30 and investable supply was expected to be even more constrained on September 30. These concerns proved well founded as the program received $407 billion in bids on September 30 at rates ranging from -0.20% to 0.05%; $300 billion was awarded at a rate of 0%.

The Fed’s near-zero interest rate policy continued to be evident in the short-term municipal space. Yields remained extremely low on variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.06%, while ranging between a high of 0.12% and a low of 0.03% during the period. Increased demand and diminished issuance have combined to keep yields low on VRDN securities. Demand for VRDN securities increased throughout the period as money market funds looked to replace a reduced amount of one-year, fixed-rate note issuance and bond funds pursued a more defensive investment alternative to mitigate the risk of rising interest rates. New issuance of VRDN securities remained minimal as issuers continued to take advantage of the low cost of borrowing by issuing debt instruments with longer maturities. As the Fed winds down its asset purchase program, money market participants have become increasingly focused on the potential for a normalization of policy, especially as to when short-term interest rates may rise as this is one of the main factors to consider when purchasing securities with a one-year maturity. Market conditions remained stable as tax-exempt money funds broadly held ample liquidity to fund seasonal redemptions.

Short-term “note season,” which generally extends from May through August of each year, is the time when municipalities evaluate their financial needs for the upcoming fiscal year and issue short-term fixed-rate notes accordingly, resulting in a period of elevated supply. While state and local municipalities have continued to experience improvement in tax receipts, they have also continued to limit spending and reduce debt. In this environment, the 2014 note season concluded with issuance down 28% from the same period last year. In addition to traditional short-term money market participants, bond funds seeking to shorten their duration drove increased demand for one-year municipal notes during the period. The combination of lower issuance and increased demand kept the rate on one-year fixed issues low. After dipping down to just 0.11% in the middle of the summer, a few large new issues in August helped push the yield back up to 0.14% to end the six-month period one basis point below where it started. As such, the one-month to one-year municipal yield curve remained extremely flat while credit spreads continued to tighten as investors pursued higher-yielding issues.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Fund Information as of September 30, 2014

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	41%
Certificates of Deposit	33
U.S. Treasury Obligations	7
Municipal Bonds	6
Repurchase Agreements	5
U.S. Government Sponsored Agency Obligations	4
Closed-End Investment Companies	2
Time Deposits	1
Corporate Notes	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	54%
Repurchase Agreements	48
Liabilities in Excess of Other Assets	(2)

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	55%
Fixed Rate Notes	21
Closed-End Investment Companies	16
Commercial Paper	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	5

Fund Information (continued) as of September 30, 2014

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	56%
Fixed Rate Notes	32
Closed-End Investment Companies	11
Municipal Put Bonds	3
Liabilities in Excess of Other Assets	(2)

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Fixed Rate Notes	13
Other Assets Less Liabilities	6

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	72%
Fixed Rate Notes	22
Closed-End Investment Companies	4
Other Assets Less Liabilities	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

6	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Fund Information (concluded) as of September 30, 2014

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Fixed Rate Notes	19
Closed-End Investment Companies	6
Commercial Paper	5
Liabilities in Excess of Other Assets	(1)

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	65%
Fixed Rate Notes	33
Other Assets Less Liabilities	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2014 and held through September 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Service	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Investor A	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Investor B	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%
Investor C	$1,000.00	$1,000.00	$1.10	$1,000.00	$1,023.97	$1.12	0.22%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.77	$0.30	0.06%
Service	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.77	$0.30	0.06%
Investor A	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.77	$0.30	0.06%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Service	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%
Investor A	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.32	$0.76	0.15%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.00	$1,000.00	$1,024.07	$1.01	0.20%
Service	$1,000.00	$1,000.00	$1.00	$1,000.00	$1,024.07	$1.01	0.20%
Investor A	$1,000.00	$1,000.00	$1.00	$1,000.00	$1,024.07	$1.01	0.20%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.52	$0.56	0.11%
Service	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.52	$0.56	0.11%
Investor A	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.52	$0.56	0.11%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

8	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.57	$0.51	0.10%
Service	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.57	$0.51	0.10%
Investor A	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.52	$0.56	0.11%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.52	$0.56	0.11%
Service	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.52	$0.56	0.11%
Investor A	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.52	$0.56	0.11%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.57	$0.51	0.10%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	9

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.3%
Citibank N.A.:
0.23%, 11/07/14	$8,000	$8,000,000
0.24%, 11/21/14	10,000	10,000,000
Wells Fargo Bank N.A.:
0.21%, 11/07/14	10,000	10,000,000
0.22%, 11/26/14 (a)	15,000	15,000,000
0.25%, 2/12/15 (a)	5,000	5,000,000
0.25%, 2/17/15 (a)	5,250	5,250,000
0.24%, 3/13/15 (a)	7,000	7,000,000
0.26%, 9/08/15 (a)	8,000	8,000,000

		68,250,000
Euro — 0.8%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	13,000	13,000,000
Yankee (b) — 28.0%
Australia and New Zealand Banking Group Ltd., New York, 0.23%, 2/25/15 (a)	10,000	10,000,000
Bank of Montreal, Chicago:
0.05%, 10/02/14	10,000	10,000,000
0.18%, 12/08/14	4,750	4,750,000
0.20%, 3/10/15 (a)	9,500	9,500,000
0.24%, 4/06/15	9,650	9,650,000
0.23%, 4/09/15 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.22%, 12/01/14 (a)	12,000	12,000,000
0.23%, 4/08/15 (a)	15,000	15,000,000
0.25%, 8/04/15 (a)	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.08%, 10/07/14	20,000	20,000,000
0.25%, 2/25/15	10,000	10,000,000
BNP Paribas S.A., New York, 0.30%, 2/04/15	10,000	10,000,000
Canadian Imperial Bank of Commerce, New York:
0.30%, 3/02/15 (a)	15,500	15,500,000
0.22%, 6/17/15 (a)	7,000	7,000,000
0.24%, 8/21/15 (a)	8,000	7,999,645
Credit Agricole CIB, New York, 0.26%, 11/03/14	15,000	15,000,000
Credit Industriel et Commercial, New York:
0.32%, 10/14/14	7,000	7,000,000
0.32%, 11/03/14	5,750	5,750,000
0.32%, 11/17/14	3,000	3,000,000
Credit Suisse, New York:
0.30%, 11/14/14	15,000	15,000,000
0.27%, 12/08/14	14,000	14,000,000
HSBC Bank PLC, New York, 0.24%, 8/05/15 (a)(c)	10,000	10,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
National Bank of Canada, New York:
0.31%, 12/09/14 (a)	$6,000	$6,000,000
0.26%, 12/19/14	4,900	4,900,000
0.23%, 3/20/15 (a)	11,000	11,000,000
0.28%, 6/24/15 (a)	6,000	6,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	5,000	5,000,000
Rabobank Nederland N.V., New York:
0.24%, 11/14/14 (a)	6,500	6,500,000
0.35%, 1/12/15	13,000	13,000,000
0.28%, 2/03/15 (a)	15,000	15,000,000
0.28%, 4/14/15 (a)	5,000	5,000,000
0.28%, 9/16/15 (a)	10,000	10,000,000
Royal Bank of Canada, New York:
0.27%, 10/10/14 (a)	7,500	7,500,000
0.24%, 10/23/14	7,000	7,000,000
0.25%, 12/05/14 (a)	8,000	8,000,000
0.25%, 1/21/15 (a)	5,000	5,000,000
0.25%, 2/04/15 (a)	10,000	10,000,000
Skandinaviska Enskilda Banken AB, New York:
0.25%, 10/06/14	8,500	8,500,000
0.25%, 10/20/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 10/14/14	19,000	19,000,034
0.25%, 12/11/14	3,600	3,600,000
Sumitomo Mitsui Trust Bank Ltd., New York, 0.25%, 10/22/14	8,000	8,000,000
Toronto Dominion Bank, New York:
0.25%, 10/08/14	10,500	10,500,000
0.25%, 9/04/15 (a)	12,000	12,000,000
UBS A.G., Stamford, 0.25%, 12/05/14 (d)	10,000	10,000,000
Westpac Banking Corp., New York:
0.23%, 10/08/14 (a)	10,000	10,000,000
0.24%, 8/26/15 (a)	4,000	4,000,000

		446,649,679
Total Certificates of Deposit — 33.1%		527,899,679

Commercial Paper
ANZ New Zealand International Ltd., 0.25%, 6/04/15 (a)	8,000	8,000,000
Aspen Funding Corp., 0.27%, 10/01/14 (e)	10,000	10,000,000
Bank of Nova Scotia, New York, 0.27%, 5/15/15 (e)	12,000	11,979,660

Portfolio Abbreviations

PAGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds	RB	Revenue Bonds	TECP	Tax Exempt Commercial Paper
BAN	Bond Anticipation Notes	LOC	Letter of Credit	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds	MRB	Mortgage Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts	VRDP	Variable Rate Demand Preferred
		PCRB	Pollution Control Revenue Bonds

See Notes to Financial Statements.

10	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Barclays Bank PLC, US Collateralized Commercial Paper Notes, Series 2011-1, 0.63%, 12/10/14 (a)(c)	$15,000	$15,000,000
Bedford Row Funding Corp.:
0.25%, 11/05/14 (e)	5,000	4,998,785
0.30%, 11/25/14 (e)	7,750	7,746,448
0.26%, 3/12/15 (a)	8,000	8,000,000
BPCE S.A., 0.23%, 11/03/14 (e)	10,470	10,467,792
Charta LLC:
0.17%, 12/04/14 (e)	9,750	9,747,053
0.24%, 12/10/14 (e)	10,000	9,995,333
0.25%, 2/04/15 (e)	15,000	14,986,875
Collateralized Commercial Paper Co. LLC:
0.30%, 2/09/15 (e)	8,000	7,991,267
0.30%, 3/16/15 (e)	15,000	14,979,250
Commonwealth Bank of Australia:
0.24%, 11/20/14 (a)	3,300	3,300,000
0.23%, 3/23/15 (a)(c)	9,500	9,500,000
0.23%, 4/23/15 (a)	15,000	14,999,574
CPPIB Capital, Inc., 0.30%, 2/09/15 (e)	7,800	7,791,485
Credit Suisse, 0.30%, 11/25/14 (e)	9,000	8,995,944
DnB NOR Bank ASA:
0.22%, 12/05/14 (e)	10,000	9,996,028
0.24%, 3/02/15 (e)	33,000	32,967,257
Fairway Finance Co. LLC, 0.22%, 2/06/15 (c)(e)	15,000	14,988,267
Fortis Funding LLC, 0.01%, 10/01/14 (e)	29,879	29,879,000
General Electric Capital Corp.:
0.20%, 2/02/15 (e)	10,000	9,993,111
0.21%, 2/10/15 (e)	2,000	1,998,460
0.21%, 2/17/15 (e)	6,000	5,995,135
Gotham Funding Corp., 0.02%, 10/01/14 (e)	35,001	35,001,000
HSBC Bank PLC:
0.23%, 10/30/14 (a)	10,000	10,000,000
0.24%, 11/19/14 (a)	6,000	6,000,000
0.23%, 5/08/15 (a)	10,000	10,000,000
ING US Funding LLC:
0.23%, 11/10/14 (e)	8,000	7,997,956
0.25%, 12/05/14 (e)	8,000	7,996,389
Macquarie Bank Ltd., 0.32%, 2/19/15 (e)	5,000	4,993,733
Mont Blanc Capital Corp.:
0.22%, 10/17/14 (e)	12,225	12,223,805
0.22%, 12/08/14 (e)	8,000	7,996,676
0.22%, 1/07/15 (e)	10,000	9,994,011
0.22%, 1/08/15 (e)	7,000	6,995,765
National Australia Bank Ltd., 0.25%, 8/27/15 (a)	8,250	8,250,000
National Australia Funding Delaware, Inc.:
0.22%, 3/10/15 (a)(c)	5,000	5,000,000
0.22%, 3/13/15 (a)	5,000	5,000,000
0.23%, 8/11/15 (a)(c)	10,000	10,000,000
Nederlandse Waterschapsbank N.V.:
0.24%, 11/03/14 (a)	10,000	10,000,000
0.22%, 7/09/15 (a)	3,000	3,000,000
Nordea Bank AB:
0.21%, 1/27/15 (e)	12,250	12,241,568
0.22%, 3/09/15 (e)	18,000	17,982,907
Old Line Funding LLC, 0.22%, 1/26/15 (e)	15,000	14,989,275
Regency Markets No. 1 LLC, 0.13%, 10/15/14 (e)	10,000	9,999,494
Salisbury Receivables Co. LLC, 0.20%, 12/02/14 (e)	5,917	5,914,962
Skandinaviska Enskilda Banken AB:
0.22%, 10/31/14 (e)	9,000	8,998,350
0.26%, 3/11/15 (e)	9,290	9,279,405

Commercial Paper	Par (000)	Value
Sumitomo Mitsui Banking Corp., 0.07%, 10/02/14 (e)	$12,000	$11,999,977
Sumitomo Mitsui Trust Bank Ltd., 0.04%, 10/07/14 (e)	20,000	19,999,867
Thunder Bay Funding LLC, 0.22%, 2/06/15 (e)	10,000	9,992,178
United Overseas Bank Ltd., 0.23%, 2/10/15 (e)	15,000	14,987,350
Victory Receivables Corp., 0.02%, 10/01/14 (e)	17,000	17,000,000
Westpac Banking Corp.:
0.22%, 10/30/14 (a)	12,000	12,000,000
0.30%, 1/02/15 (e)	7,750	7,743,994
0.23%, 4/10/15 (a)(c)	5,000	5,000,000
Westpac Trust Securities New Zealand Ltd.:
0.22%, 1/12/15 (c)(e)	5,000	4,996,853
0.26%, 8/13/15 (a)(c)	7,500	7,500,000
Working Capital Management:
0.11%, 10/03/14 (c)(e)	18,000	17,999,890
0.12%, 10/07/14 (e)	7,000	6,999,860
Total Commercial Paper — 41.3%		660,371,989

Corporate Notes (c)
MetLife Global Funding, Inc. I, 1.70%, 6/29/15	8,000	8,080,685
Svenska Handelsbanken AB, 0.28%, 3/13/15 (a)	10,900	10,900,000
Total Corporate Notes — 1.2%		18,980,685

Municipal Bonds (d)
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 10/01/14	10,400	10,400,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 10/07/14	17,000	17,000,000
Miami-Dade County IDRB (Miami Stadium Project) Series 2007 VRDN (TD Bank N.A. LOC), 0.12%, 10/07/14	2,500	2,500,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.04%, 10/07/14	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/14	9,015	9,015,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.05%, 10/07/14	25,650	25,650,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.20%, 10/07/14 (c)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004-BD VRDN (Bank of America N.A. LOC), 0.12%, 10/07/14	4,500	4,500,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/07/14	$14,800	$14,800,000
Total Municipal Bonds — 6.3%		99,865,000

Time Deposits — 1.2%
ING Bank N.V., 0.10%, 10/06/14	19,000	19,000,000

Closed-End Investment Companies (c)(d)
California — 1.4%
Nuveen California Dividend Advantage Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 10/07/14	3,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 10/07/14	10,000	10,000,000
Nuveen California Investment Quality Municipal Fund, Inc. Series 2014-6 VRDP, 0.11%, 10/07/14	10,000	10,000,000
Multi-State — 0.2%
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank Trust Co. Liquidity Facility), 0.17%, 10/07/14	2,900	2,900,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2002 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 10/07/14	7,600	7,600,000
Total Closed-End Investment Companies — 2.1%		33,500,000

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes: (e)
0.02%, 11/05/14	20,400	20,399,603
0.02%, 11/26/14	5,000	4,999,844
0.02%, 11/28/14	32,169	32,167,860
Total U.S. Government Sponsored Agency Obligations — 3.6%		57,567,307

U.S. Treasury Obligations
U.S. Treasury Bills: (e)
0.01%, 12/26/14	12,000	11,999,713
0.04%, 3/05/15	12,000	11,997,933
0.03%, 3/26/15	10,000	9,998,533
0.02%, 4/02/15	18,000	17,998,170
0.13%, 9/17/15	8,000	7,990,055
U.S. Treasury Notes:
0.25% - 2.38%, 10/31/14	47,000	47,031,763
Total U.S. Treasury Obligations — 6.7%		107,016,167

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.33%, 11/03/14 (Purchased on 8/04/14 to be repurchased at $4,503,754, collateralized by Ginnie Mae Bonds, 0.63% to 0.84% due from 5/16/51 to 5/16/55, aggregate original par and fair value of $202,538,000 and $4,995,066, respectively)	$4,500	$4,500,000
Credit Suisse Securities (USA) LLC, 0.48%, 11/04/14 (d) (Purchased on 8/05/14 to be repurchased at $4,004,853, collateralized by U.S. Treasury Bond, 3.12% due at 8/25/24, original par and fair value of $4,345,000 and $4,442,095, respectively)	4,000	4,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 10/01/14 (d) (Purchased on 9/18/14 to be repurchased at $18,641,033, collateralized by various corporate/debt obligations, 0.00% to 6. 00% due from 10/25/57 to 12/25/65, aggregate original par and fair value of $23,003,836 and $22,368,785, respectively)	18,638	18,637,500
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $31,805,946)		27,137,500
Mizuho Securities USA, Inc., 1.11%, 11/01/14 (d) (Purchased on 3/04/13 to be repurchased at $15,280,738, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 5.90% due from 12/11/14 to 12/20/39, aggregate original par and fair value of $68,582,619 and $17,821,245, respectively)	15,000	15,000,000
Mizuho Securities USA, Inc., 0.01%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $20,000,006, collateralized by various U.S. government sponsored agency obligations, 4.50% to 6.00% due from 4/15/40 to 4/16/44, aggregate original par and fair value of $178,133,145 and $21,401,195, respectively)	20,000	20,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $39,222,440)		35,000,000
Wells Fargo Securities, LLC, 0.46%, 10/14/14 (Purchased on 7/16/14 to be repurchased at $8,009,200, collateralized by various corporate/debt obligations, 1.75% to 8.25% due from 5/17/17 to 8/15/20, aggregate original par and fair value of $8,130,998 and $8,400,001, respectively)	8,000	8,000,000
Wells Fargo Securities, LLC, 0.40%, 11/05/14 (Purchased on 8/07/14 to be repurchased at $4,004,000, collateralized by various corporate/debt obligations, 3.88% to 5.50% due from 3/15/17 to 5/01/24, aggregate original par and fair value of $3,831,123 and $4,200,000, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $12,600,001)		12,000,000
Total Repurchase Agreements — 4.6%		74,137,500

See Notes to Financial Statements.

12	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $ 1,598,338,327*) — 100.1%	$1,598,338,327
Liabilities in Excess of Other Assets — (0.1)%	(949,092)

Net Assets — 100.0%	$1,597,389,235

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,598,338,327	—	$1,598,338,327

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $165,121 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	13

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.03%, 10/16/14	$11,000	$10,999,863
0.03%, 10/23/14	5,000	4,999,908
0.05%, 10/30/14	13,000	12,999,497
0.05%, 11/06/14	7,000	6,999,678
0.05%, 11/13/14	10,000	9,999,403
0.06%, 11/28/14	15,000	14,998,671
0.06%, 1/02/15	5,000	4,999,199
0.06%, 1/08/15	12,000	11,997,938
0.06%, 1/22/15	5,000	4,999,137
0.05%, 2/05/15	12,000	11,997,793
0.05%, 2/19/15	8,000	7,998,339
0.05%, 2/26/15	10,000	9,998,047
0.05%, 3/05/15	10,000	9,997,847
0.05%, 3/12/15	4,000	3,999,100
0.05%, 3/19/15	5,000	4,998,885
0.04% - 0.13%, 4/02/15	9,500	9,496,078
U.S. Treasury Notes:
2.38%, 10/31/14	9,201	9,218,349
0.38%, 11/15/14	11,068	11,071,925
0.25%, 11/30/14	3,500	3,501,072
0.25%, 1/15/15	5,910	5,912,035
0.25%, 1/31/15	1,727	1,727,646
0.06%, 1/31/16 (b)	3,810	3,808,765
0.08%, 4/30/16 (b)	7,580	7,580,012
0.09%, 7/31/16 (b)	3,851	3,852,047
Total U.S. Treasury Obligations — 53.6%		188,151,234

Repurchase Agreements
BNP Paribas Securities Corp., 0.05%, 10/07/14 (c) (Purchased on 9/11/14 to be repurchased at $8,300,300, collateralized by various U.S. Treasury obligations, 0.00% to 1.75% due from 11/15/18 to 2/15/44, aggregate original par and fair value of $13,856,464 and $8,512,876, respectively)	8,300	8,300,000
BNP Paribas Securities Corp., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $10,000,000, collateralized by U.S. Treasury Inflation Indexed Notes, 1.63% to 1.75% due from 1/15/15 to 1/15/28, aggregate original par and fair value of $8,021,800 and $10,200,068, respectively)	10,000	10,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $18,712,944)		18,300,000
Citigroup Global Markets, Inc., 0.02%, 10/07/14 (Purchased on 9/30/14 to be repurchased at $6,000,023, collateralized by U.S. Treasury Note, 0.63% due at 1/15/24, original par and fair value of $5,957,300 and $6,120,030, respectively)	6,000	6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $6,120,030)		6,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $13,000,000, collateralized by U.S. Treasury Note, 4.75% due at 2/15/37, original par and fair value of $10,290,000 and $13,261,212, respectively)	$13,000	$13,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $13,261,212)		13,000,000
HSBC Securities (USA), Inc., 0.00%, 10/01/14 (d) (Purchased on 1/27/14 to be repurchased at $20,000,000, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/36 to 2/15/43, aggregate original par and fair value of $47,957,688 and $20,401,506, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,401,506)		20,000,000
J.P. Morgan Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $10,000,000, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/15 to 2/15/40, aggregate original par and fair value of $12,771,700 and $10,203,345, respectively)	10,000	10,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $10,203,345)		10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $18,000,000, collateralized by U.S. Treasury Inflation Indexed Notes, 0.00% to 0.25% due from 4/15/16 to 5/15/29, aggregate original par and fair value of $28,016,000 and $18,360,012, respectively)	18,000	18,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $18,360,012)		18,000,000
Morgan Stanley & Co. LLC, 0.03%, 10/01/14 (Purchased on 9/26/14 to be repurchased at $16,000,067, collateralized by various U.S. Treasury obligations, 0.00% to 3.00% due from 12/18/14 to 5/15/24, aggregate original par and fair value of $16,241,600 and $16,320,001, respectively)	16,000	16,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $16,320,001)		16,000,000

See Notes to Financial Statements.

14	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $34,000,000, collateralized by various U.S. Treasury obligations, 0.09% to 0.50% due from 4/15/15 to 7/31/16, aggregate original par and fair value of $31,437,300 and $34,680,067, respectively)	$34,000	$34,000,000
Total Value of SG Americas Securities LLC (collateral value of $34,680,067)		34,000,000
TD Securities (USA) LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $7,289,000, collateralized by U.S. Treasury Note, 2.25% due at 4/30/21, original par and fair value of $7,325,100 and $7,434,827, respectively)	7,289	7,289,000
Total Value of TD Securities (USA) LLC (collateral value of $7,434,827)		7,289,000

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $25,000,000, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 11/30/18 to 2/15/37, aggregate original par and fair value of $27,164,939 and $25,500,000, respectively)	$25,000	$25,000,000
Total Value of UBS Securities LLC (collateral value of $25,500,000)		25,000,000
Total Repurchase Agreements — 47.8%		167,589,000
Total Investments (Cost — $355,740,234*) — 101.4%		355,740,234
Liabilities in Excess of Other Assets — (1.4)%		(4,977,537)

Net Assets — 100.0%		$350,762,697

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$355,740,234	—	$355,740,234

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	15

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.5%
Phoenix Civic Improvement Corp. RB (Airport Revenue Project) Series 2014 TECP, 0.08%, 10/01/14	$800	$800,000
Pima County COP Series 2014 MB, 2.00%, 12/01/14	100	100,295
Pima County Regional Transportation Authority RB (Regional Transportation Fund Project) Series 2011 MB, 4.00%, 6/01/15	200	205,060
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.06%, 10/07/14 (a)	200	200,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.06%, 10/07/14 (a)	1,905	1,905,000

		3,210,355
Arkansas — 0.7%
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	500	502,878
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	100	101,197

		604,075
California — 12.1%
Alvord Unified School District GO (2007 Election Project) SPEARS Series 2011B-DBE-1255 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.09%, 10/07/14 (a)(b)(c)	1,660	1,660,000
California Health Facilities Financing Authority RB (Lucile Packard Childrens Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.07%, 10/07/14 (a)(b)(c)	830	830,000
California Public Works Board Lease Revenue RB SPEARS Series 2014A-DBE-1297 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.10%, 10/07/14 (a)(b)(c)	375	375,000
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.05%, 10/07/14 (a)	1,800	1,800,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.12%, 10/07/14 (a)(b)(c)	500	500,000
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	200	201,891
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 10/07/14 (a)(b)(c)	5,760	5,760,000

		11,126,891
District of Columbia — 0.9%
District of Columbia RB Series 2009A MB, 5.00%, 12/01/14	200	201,617
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.07%, 10/07/14 (a)(b)(c)	600	600,000

		801,617
Georgia — 1.6%
Georgia GO Series 2010C-1 MB, 5.00%, 10/01/14	100	100,000

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.14%, 10/07/14 (a)	$810	$810,000
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	515	533,337

		1,443,337
Illinois — 10.0%
Chicago GO SPEARS Series 2007A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.13%, 10/07/14 (a)(b)(c)	385	385,000
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.14%, 10/07/14 (a)(b)(c)	100	100,000
Chicago Transit Authority Sales Tax Receipts RB SPEARS Series 2011DB-1032 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.29%, 10/07/14 (a)(b)(c)	550	550,000
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 10/01/14 (a)	2,700	2,700,000
Illinois Finance Authority RB (OSF Healthcare System Project) SPEARS Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 10/07/14 (a)(b)(c)	845	845,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/14 (a)	1,335	1,335,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.05%, 10/07/14 (a)(b)(c)	3,000	3,000,000
Mchenry County RB Series 2007B MB, 4.50%, 1/15/15	200	202,445

		9,117,445
Indiana — 0.2%
Indiana Transportation Finance Authority RB Series 2004B MB, 5.50%, 12/01/14	200	201,731
Iowa — 5.3%
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	700	717,744
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.12%, 10/07/14 (a)	3,750	3,750,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.04%, 10/01/14 (a)	400	400,000

		4,867,744
Kansas — 0.2%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	200	201,108
Kentucky — 1.2%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	800	801,980
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	100	101,280
University of Kentucky RB Series 2014D MB, 5.00%, 10/01/14 (d)	200	200,000

		1,103,260

See Notes to Financial Statements.

16	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 1.0%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 10/07/14 (a)	$875	$875,000
Massachusetts — 0.6%
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	190	191,100
Salem GO (State Aid Anticipation Notes Project) Series 2014:
0.75%, 12/03/14	120	120,115
1.00%, 12/03/14	100	100,128
Taunton GO (State Qualified Municipal Loan Project) Series 2014 MB, 2.00%, 3/01/15	140	141,020

		552,363
Michigan — 2.3%
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.08%, 10/01/14 (a)	1,650	1,650,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.14%, 10/07/14 (a)	500	500,000

		2,150,000
Minnesota — 0.6%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	100	100,000
Minneapolis St. Paul Metropolitan Airports Commission RB Series 2005A MB, 5.00%, 1/01/15	100	101,181
University of Minnesota GO Series 2011A MB, 5.00%, 12/01/14	350	352,788

		553,969
Missouri — 1.5%
Missouri Board of Public Buildings RB Series 2014A MB, 2.00%, 10/01/14	400	400,000
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2008B1 VRDN (Barclays Bank PLC LOC), 0.03%, 10/01/14 (a)	1,000	1,000,000

		1,400,000
Nebraska — 0.2%
University of Nebraska Facilities Corp. RB (UNMC Eye Institute Project) Series 2011 MB, 2.00%, 3/01/15	200	201,517
Nevada — 0.5%
Nevada Housing Division RB (Multi-Unit Housing Orvis Ring Apartments Project) Series 2014 Mandatory Put Bonds, 0.35%, 4/01/15	180	180,000
Nevada RB Series 2013 MB, 4.00%, 6/01/15	300	307,626

		487,626
New Hampshire — 0.7%
Cheshire County GO Series 2014 TAN, 1.00%, 12/30/14	600	601,179
New Jersey — 6.0%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	140	140,696
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	100	100,517

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Cranford Township GO Series 2014 BAN:
1.00%, 1/30/15	$100	$100,191
1.00%, 5/22/15	205	205,807
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,100	1,100,398
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	180	181,059
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	300,275
Galloway Township GO Series 2013A, 1.00%, 12/18/14	600	600,739
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	310	311,906
Lenape Regional High School District GO Series 2014 MB, 2.00%, 4/01/15 (d)	700	706,262
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	200	200,943
Margate GO Series 2014 BAN, 1.00%, 7/20/15	290	291,361
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	500	502,312
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	170	170,731
Old Bridge Township GO Series 2014 BAN, 1.00%, 4/20/15	100	100,401
Union Township GO 2014 BAN, 1.00%, 6/02/15	300	301,136
Westwood GO Series 2014 BAN, 1.00%, 2/27/15	200	200,549

		5,515,283
New York — 2.3%
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	210	210,953
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	190	191,164
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	100	100,498
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	600	603,421
New York City Municipal Water GO Series 2014-8 TECP, 0.10%, 11/06/14	1,000	1,000,000

		2,106,036
North Carolina — 5.8%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	102,877
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 10/07/14 (a)	2,000	2,000,000
Mecklenburg County GO Series 2005C MB, 5.00%, 2/01/15	120	121,903
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.03%, 10/07/14 (a)	2,300	2,300,000
Raleigh Durham Airport Authority RB Series 2010A MB, 4.00%, 5/01/15	170	173,727
Trinity GO (Sanitary Sewer Project ) Series 2014 BAN, 1.00%, 10/22/14	600	600,207

		5,298,714
Ohio — 1.2%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	600	603,398
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	100	100,283

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	17

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	$150	$150,226
Ohio University RB (General Receipts Athens Project) Series 2012 MB, 2.00%, 12/01/14	200	200,621

		1,054,528
Oklahoma — 0.2%
Oklahoma Capital Improvement Authority RB Series 2010A MB, 4.00%, 7/01/15	175	179,919
Oregon — 0.7%
Portland GO (Sellwood Bridge Project) Series 2014 MB, 5.00%, 6/01/15	600	619,289
Pennsylvania — 10.3%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	200	200,000
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 10/07/14 (a)	5,210	5,210,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 10/07/14 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.04%, 10/07/14 (a)	600	600,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 10/07/14 (a)(b)(c)	500	500,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 10/07/14 (a)	870	870,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 10/07/14 (a)	400	400,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.21%, 10/07/14 (a)(b)(c)	300	300,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 10/07/14 (a)	355	355,000

		9,435,000
South Carolina — 0.1%
Charleston County Park & Recreation Commission GO Series 2005B MB, 3.75%, 2/01/15	75	75,871
Tennessee — 0.2%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.07%, 10/07/14 (a)	215	215,000
Texas — 1.4%
College Station GO (Refunding and Improvement Project) Series 2014 MB, 2.00%, 2/15/15	100	100,678
Dallas Area Rapid Transit RB Series 2009A MB, 4.00%, 12/01/14	100	100,629

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas Area Rapid Transit RB Series 2010A MB, 5.00%, 12/01/14	$50	$50,395
Harris County Metropolitan Transit Authority RB (Contractual Obligations Project) Series 2010 MB, 4.00%, 11/01/14	100	100,325
Houston Community College System GO Series 2011 MB, 4.00%, 2/15/15	700	710,022
Houston Utility System RB (First Lien Project) Series 2007A MB, 5.00%, 11/15/14	105	105,602
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.05%, 10/07/14 (a)	10	10,000
Tarrant County Cultural Education Facilities Finance Corp. RB Series 2013 MB (Methodist Hospital of Dallas Corporate Underlier), 2.00%, 10/01/14	100	100,000

		1,277,651
Utah — 3.3%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.05%, 10/07/14 (a)(b)(c)	3,050	3,050,000
Virginia — 1.5%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.12%, 4/28/15 (a)	900	900,000
Norfolk GO Series 2014C MB, 2.00%, 2/01/15	480	482,990

		1,382,990
Washington — 0.2%
Seattle Port GO Series 2011 MB, 5.00%, 12/01/14	150	151,205
Wisconsin — 6.8%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	500	505,329
Germantown GO Series 2014A MB, 2.00%, 3/01/15	185	186,348
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.10%, 4/28/15 (a)	570	570,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.12%, 11/05/14	5,000	5,000,000

		6,261,677
Total Municipal Bonds — 83.1%		76,122,380

Closed-End Investment Companies (a)(b)
Multi-State — 7.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.12%, 10/07/14	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank Trust Co. Liquidity Facility), 0.17%, 10/07/14	1,000	1,000,000

See Notes to Financial Statements.

18	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (a)(b)	Par (000)	Value
New Jersey — 8.7%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 10/07/14	$6,000	$6,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 10/07/14	2,000	2,000,000

Closed-End Investment Companies (a)(b)	Par (000)	Value
Ohio — 0.7%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.13%, 10/07/14	$600	$600,000
Total Closed-End Investment Companies — 16.5%		15,100,000
Total Investments (Cost — $91,222,380*) — 99.6%		91,222,380
Other Assets Less Liabilities — 0.4%		392,668

Net Assets — 100.0%		$91,615,048

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$91,222,380	—	$91,222,380

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $617,413 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	19

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 91.8%
Bergen County GO Series 2009A MB, 3.25%, 11/01/14	$100	$100,263
Bergen County Improvement Authority RB Series 2007B MB, 5.00%, 12/15/14	10	10,098
Branchburg Township GO Series 2013 BAN, 1.00%, 10/09/14	695	695,093
Branchburg Township GO Series 2014 BAN, 1.25%, 10/08/15	800	807,168
Closter GO Series 2014 BAN, 1.00%, 2/25/15	1,000	1,002,718
Cranford Township GO Series 2014 BAN, 1.00%, 1/30/15	800	801,530
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank PLC LOC), 0.03%, 10/07/14 (a)	1,200	1,200,000
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,200	1,200,434
East Hanover Township GO Series 2013 BAN, 1.25%, 11/25/14	400	400,419
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	200	201,177
Edison Township GO Series 2014 BAN, 1.00%, 8/28/15	200	201,119
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	300,275
Franklin Lakes GO Series 2013 BAN, 1.00%, 10/24/14	660	660,286
Hawthorne GO Series 2013 BAN, 1.50%, 10/31/14	300	300,208
Hillsborough Township GO Series 2013B BAN, 1.00%, 12/12/14	370	370,217
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	100	100,615
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	100	100,472
Maplewood Township GO Series 2014 BAN:
1.00%, 7/02/15	300	301,232
1.00%, 9/18/15	400	402,457
Metuchen GO Series 2014A BAN, 1.00%, 12/18/14	1,500	1,502,245
Metuchen GO Series 2014B BAN, 1.50%, 12/18/14	100	100,192
Montclair Township GO Series 2014 BAN, 1.00%, 11/07/14	270	270,124
Montville Township GO Series 2013 BAN:
1.25%, 10/10/14	200	200,000
1.00%, 10/09/15	200	201,154
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.04%, 10/07/14 (a)(b)(c)	500	500,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.01%, 10/01/14 (a)	200	200,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 10/07/14 (a)	750	750,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 10/07/14 (a)	1,145	1,145,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 10/07/14 (a)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 10/07/14 (a)	705	705,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority RB (Princeton University Project) Series 2010B MB, 5.00%, 7/01/15	$150	$155,340
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.04%, 10/07/14 (a)(b)(c)	515	515,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/14 (a)	1,200	1,200,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 10/07/14 (a)	1,200	1,200,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.03%, 10/07/14 (a)	3,360	3,360,000
New Jersey Higher Education Assistance Authority Student Loan RB RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 10/07/14 (a)(b)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.05%, 10/07/14 (a)	700	700,000
New Jersey RB PUTTERS Series 2014-4460 TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC), 0.12%, 11/20/14 (a)(b)(c)	1,000	1,000,000
New Jersey RB PUTTERS Series 2014-4464 VRDN TRAN (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.04%, 10/01/14 (a)(b)(c)	1,400	1,400,000
New Jersey State Educational Facilities Authority RB (Princeton University Project) Municipal Trust Receipts Floaters Series 2014A-4741 VRDN (Bank of America N.A. SBPA), 0.04%, 10/07/14 (a)(b)(c)	665	665,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) SPEARS Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 10/07/14 (a)(b)(c)	6,000	6,000,000
River Vale Township GO (Golf Course Utilities Project) Series 2014 BAN, 1.00%, 8/14/15	300	301,769
Vernon Township GO Series 2014 BAN, 1.00%, 3/27/15	1,090	1,093,036
West Orange Township GO (Tax Appeal Project) Series 2013, 1.25%, 12/18/14	500	500,691
Total Municipal Bonds — 91.8%		34,420,332

Closed-End Investment Companies (a)(b)
New Jersey — 10.6%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 10/07/14	2,000	2,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 10/07/14	2,000	2,000,000
Total Closed-End Investment Companies — 10.6%		4,000,000
Total Investments (Cost — $38,420,332*) — 102.4%		38,420,332
Liabilities in Excess of Other Assets — (2.4)%		(918,187)

Net Assets — 100.0%		$37,502,145

See Notes to Financial Statements.

20	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$38,420,332	—	$38,420,332

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $46,927 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	21

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 93.8%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	$100	$102,877
Buncombe County Metropolitan Sewerage District RB Series 2014 MB, 2.00%, 7/01/15	425	430,792
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 10/07/14 (a)	550	550,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.06%, 10/07/14 (a)(b)(c)	845	845,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN Mandatory Put Bonds (Wells Fargo Bank N.A. SBPA), 0.05%, 10/07/14 (a)(b)(c)	8,600	8,600,000
Durham RB Series 2010A MB, 4.00%, 10/01/14	200	200,000
Fayetteville Public Works Commission RB (Public Works Commission Project) Series 2009A MB, 5.00%, 3/01/15	325	331,389
Greensboro Combined Water & Sewer System Revenue RB Series 2014A VRDN (Bank of America N.A. SBPA), 0.05%, 10/07/14 (a)	1,000	1,000,000
Guilford County GO Series 2011 MB, 4.00%, 10/01/14	750	750,000
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.14%, 4/28/15 (a)	5,420	5,420,000
New Hanover County RB Series 2012 MB, 2.00%, 12/01/14	150	150,463
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 10/07/14 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 10/07/14 (a)	700	700,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.07%, 10/07/14 (a)	1,900	1,900,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN, 0.03%, 10/07/14 (a)	$2,195	$2,195,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.03%, 10/07/14 (a)	700	700,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.03%, 10/07/14 (a)	300	300,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.04%, 10/07/14 (a)	1,500	1,500,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 10/01/14 (a)	435	435,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 10/07/14 (a)	1,300	1,300,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.04%, 10/07/14 (a)	850	850,000
Orange County Public Facilities RB Series 2011 MB, 2.50%, 10/01/14	500	500,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.03%, 10/07/14 (a)	1,600	1,600,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.14%, 4/28/15 (a)	600	600,000
Trinity GO (Sanitary Sewer Project ) Series 2014 BAN, 1.00%, 10/22/14	2,500	2,500,864
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.04%, 10/07/14 (a)	1,695	1,695,000
University of North Carolina At Chapel Hill RB Series 2009A MB, 3.00%, 12/01/14	100	100,458
University of North Carolina at Greensboro RB Series 2009A MB, 5.00%, 4/01/15	150	153,557
Wake County GO (Public Improvement Project) Series 2003C VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 10/07/14 (a)	1,000	1,000,000
Wake County RB Series 2010 MB, 3.00%, 1/01/15	250	251,773
Total Investments (Cost — $40,062,173*) — 93.8%		40,062,173
Other Assets Less Liabilities — 6.2%		2,641,650

Net Assets — 100.0%		$42,703,823

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hier- archy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in deter- mining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$40,062,173	—	$40,062,173

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $608,376 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	23

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 93.9%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.03%, 10/01/14 (a)	$4,400	$4,400,000
Athens County Port Authority RB (University Housing for Ohio Incorporate Project) Series 2000 VRDN (Barclays Bank PLC LOC), 0.03%, 10/07/14 (a)	1,200	1,200,000
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	230	231,303
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.05%, 10/07/14 (a)	2,990	2,990,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 5.00%, 1/01/15	770	779,262
Columbus Regional Airport Authority RB SPEARS Series 2007DB-488 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 10/07/14 (a)(b)(c)	2,100	2,100,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.04%, 10/07/14 (a)(b)(c)	1,400	1,400,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 10/07/14 (a)(b)(c)	200	200,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.06%, 10/07/14 (a)(b)(c)	420	420,000
Independence GO Series 2014 BAN, 1.00%, 4/15/15	2,565	2,575,556
Lake County GO (East End Service Project) Series 2014 BAN, 1.00%, 4/01/15	1,500	1,505,715
Lakewood GO Series 2014 BAN, 1.00%, 4/10/15	2,000	2,007,820
Mason GO (Building Acquisition Project) Series 2013 BAN, 1.25%, 12/16/14	855	856,757
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.01%, 10/01/14 (a)	3,500	3,500,000
Oakwood GO Series 2014 BAN, 1.13%, 9/24/15	1,030	1,037,800
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.06%, 10/07/14 (a)	1,580	1,580,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/07/14 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 10/07/14 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.03%, 10/07/14 (a)	2,810	2,810,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.04%, 10/07/14 (a)	$6,100	$6,100,000
Ohio GO (Job Ready Site Development Project) Series 2013A MB, 2.00%, 11/01/14	620	620,912
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	210	210,311
Ohio HFA MRB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 10/07/14 (a)	600	600,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 10/01/14 (a)	2,600	2,600,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/14 (a)	3,800	3,800,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.02%, 10/01/14 (a)	1,900	1,900,000
Ohio State University RB Series 2008B VRDN, 0.03%, 10/07/14 (a)	2,000	2,000,000
Ohio State Water Development Authority RB (Water Quality Project) Series 2009 MB, 5.00%, 12/01/14	190	191,532
Princeton School District GO Series 2014 MB, 2.00%, 12/01/14	125	125,384
Strongsville GO (Various Purposes Project) Series 2013 BAN, 1.00%, 10/21/14	1,785	1,785,682
Strongsville GO Series 2011 MB, 2.00%, 12/01/14	55	55,163
Total Municipal Bonds — 93.9%		52,183,197

Closed-End Investment Companies (a)(b)
Ohio — 4.3%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.13%, 10/07/14	2,400	2,400,000
Total Investments (Cost — $54,583,197*) — 98.2%		54,583,197
Other Assets Less Liabilities — 1.8%		997,938

Net Assets — 100.0%		$55,581,135

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hier- archy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in deter- mining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$54,583,197	—	$54,583,197

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $533,934 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	25

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 95.4%
Abington School District GO Series 2007 MB, 5.50%, 10/01/14	$100	$100,000
Allegheny County Higher Education Building Authority RB (Carnegie Mellon University Project) Series 2012A MB, 5.00%, 3/01/15	1,335	1,361,825
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	10,870	10,870,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 10/07/14 (c)	655	655,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 10/07/14 (c)	3,950	3,950,000
Bucks County GO Series 2008 MB, 5.00%, 5/01/15	100	102,817
Bucks County GO Series 2013 MB, 3.00%, 12/01/14	250	251,156
Bucks County Water & Sewer Authority RB Series 2006 MB, 5.00%, 6/01/15	2,135	2,202,620
Carlisle Area School District GO Series 2014 MB, 0.25%, 3/01/15 (d)	735	735,000
Center City District RB (Business Improvement Assessment Project) Series 2004 MB, 4.00%, 12/01/14	150	150,936
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	4,300	4,300,000
Central Dauphin School District GO Series 2012 MB, 3.00%, 12/01/14	1,585	1,592,545
Chester County IDRB (University Student Housing Project) Series 2008A-2 VRDN (TD Bank N.A. LOC), 0.04%, 10/07/14 (c)	1,400	1,400,000
Chester County School Authority RB (School Intermediate Unit Project) Series 2014 MB, 1.00%, 4/01/15 (d)	1,690	1,697,057
Council Rock School District GO Series 2006A MB, 4.00%, 2/15/15	100	101,368
Council Rock School District GO Series 2014C MB, 2.00%, 11/15/14	4,700	4,710,795
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 10/07/14 (c)	5,950	5,950,000
Dauphin County GO Series 2011 MB, 5.00%, 11/15/14	860	865,142
Delaware County Authority RB (Villanova University Project) Series 2010 MB, 4.00%, 12/01/14	400	402,540
Delaware County GO Series 2009A MB, 3.00%, 10/01/14	150	150,000
Delaware County IDRB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.07%, 10/07/14 (c)	2,815	2,815,000
Delaware County IDRB (Covanta Energy Project) Series 2014 VRDN (Bank of America N.A. LOC), 0.07%, 10/07/14 (a)(c)	2,460	2,460,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.05%, 10/07/14 (c)	1,900	1,900,000
Delaware County IDRB (United Parcel Service Project) Series 1985 VRDN, 0.04%, 10/01/14 (c)	900	900,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.03%, 10/07/14 (c)	$2,600	$2,600,000
Downingtown Area School District GO Series 2009AA MB, 5.00%, 11/01/14	900	903,668
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.04%, 10/07/14 (c)	2,000	2,000,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.04%, 10/07/14 (c)	1,000	1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.04%, 10/07/14 (c)	10,000	10,000,000
Franklin County GO Series 2014A MB, 2.00%, 4/01/15 (d)	395	398,631
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 10/07/14 (c)	1,160	1,160,000
Garnet Valley School District GO Series 2009 MB, 3.00%, 2/15/15	200	202,105
Geisinger Authority RB Series 2011A-2 MB, 4.00%, 6/01/15	125	128,121
Great Valley School District GO Series 2006 MB, 5.00%, 2/15/15	250	254,471
Great Valley School District GO Series 2014 MB, 1.00%, 11/01/14 (d)	785	785,578
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.04%, 10/07/14 (c)	2,410	2,410,000
Hazleton Area School District GO Series 2014 MB, 0.00%, 3/01/15	535	536,872
Hempfield School District GO Series 2009A MB, 4.00%, 10/15/14	150	150,217
Hempfield School District GO Series 2014 MB, 1.00%, 10/15/14	220	220,070
Lancaster County Hospital Authority RB (Health System Lancaster Project) Series 2012 MB, 5.00%, 7/01/15	565	585,363
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.06%, 10/07/14 (c)	475	475,000
Lehigh County GO Series 2010 MB, 5.00%, 11/15/14	500	502,972
Lehigh County GO Series 2011 MB, 4.00%, 11/15/14	2,400	2,411,290
Lower Allen Township GO Series 2014 MB, 1.00%, 11/15/14	500	500,427
Lower Merion Township GO Series 2012A MB, 2.00%, 1/01/15	360	361,491
Lower Moreland Township School District GO Series 2014 MB, 3.00%, 2/15/15	490	495,137
Middletown Township GO Series 2014 MB, 0.20%, 10/15/14	230	230,000
Monroeville Municipality GO Series 2010A MB, 5.00%, 6/01/15	150	154,691
Montgomery County GO Series 2006 MB, 4.00%, 10/15/14 (e)	20	20,029
Montgomery County GO Series 2006A MB, 4.00%, 10/15/14 (e)	105	105,151
Montgomery County GO Series 2009A MB, 4.00%, 12/01/14 (e)	320	322,090
Montgomery County GO Series 2011A MB, 4.00%, 3/15/15	250	254,371
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 10/07/14 (c)	1,175	1,175,000

See Notes to Financial Statements.

26	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsbury School District GO Series 2012 MB, 3.00%, 8/01/15	$150	$153,432
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 10/07/14 (a)(b)(c)	24,185	24,185,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 10/07/14 (c)	10,200	10,200,000
Pennsylvania Economic Development Financing Authority RB (Forum Place Project) SPEARS Series 2012DBE-1254 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.11%, 10/07/14 (a)(b)(c)	13,745	13,745,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 10/07/14 (c)	3,600	3,600,000
Pennsylvania Economic Development Financing Authority RB Series 2012A MB, 3.00%, 1/01/15	550	553,843
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/15	265	274,567
Pennsylvania GO Series 2005-2 MB, 5.00%, 1/01/15	1,325	1,341,067
Pennsylvania GO Series 2007A-1 MB, 5.00%, 11/01/14	985	988,998
Pennsylvania GO Series 2008-1 MB, 5.00%, 5/15/15	150	154,417
Pennsylvania GO Series 2009-1 MB, 5.00%, 3/15/15	505	516,055
Pennsylvania GO Series 2010A-3 MB, 5.00%, 7/15/15	1,065	1,105,626
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 10/07/14 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.04%, 10/07/14 (c)	385	385,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 10/07/14 (c)	1,800	1,800,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 10/07/14 (c)	7,340	7,340,000
Pennsylvania Higher Education Assistance Agency RB (Refunding Capital Acquisition Project) Series 2012 MB, 0.60%, 12/15/14	100	100,043
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2012 MB, 3.00%, 12/01/14	245	246,134
Pennsylvania Higher Educational Facilities Authority RB (Higher Education Project) Series 2009AJ MB, 5.00%, 6/15/15	405	418,652
Pennsylvania Higher Educational Facilities Authority RB (Temple University Project) Series 2010A-1 MB, 5.00%, 4/01/15	500	512,020
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 10/07/14 (c)	1,350	1,350,000
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) PUTTERS Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 10/07/14 (a)(b)(c)	1,605	1,605,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 10/07/14 (a)(b)(c)	$630	$630,000
Pennsylvania State University RB Series 2009A MB, 5.00%, 3/01/15	700	713,981
Pennsylvania Turnpike Commission RB Series 2009B MB, 5.00%, 12/01/14	1,265	1,275,125
Pennsylvania Turnpike Commission RB Series 2014B-1 MB, 0.09%, 6/01/15 (c)	8,180	8,180,000
Pennsylvania Turnpike Commission RB Series 2014B-2 MB, 0.09%, 6/01/15 (c)	5,600	5,600,000
Perkiomen Valley School District GO Series 2014 MB, 2.00%, 11/15/14	335	335,703
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/07/14 (c)	17,500	17,500,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/07/14 (c)	3,300	3,300,000
Philadelphia Gas Works RB Series 2009C-8 VRDN (Barclays Bank PLC LOC), 0.04%, 10/07/14 (c)	7,000	7,000,000
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.04%, 10/07/14 (c)	8,900	8,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 10/07/14 (c)	22,300	22,300,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 10/01/14 (c)	4,390	4,390,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 10/01/14 (c)	1,700	1,700,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank PLC LOC), 0.03%, 10/07/14 (c)	11,400	11,400,000
Philadelphia Water & Wastewater Revenue RB Series 2010A MB, 5.00%, 6/15/15	1,660	1,716,182
Quakertown Community School District GO Series 2014A MB:
0.25%, 3/01/15	230	230,000
2.00%, 9/01/15	430	436,687
Radnor Township GO Series 2010 MB, 4.00%, 6/15/15	100	102,693
Radnor Township School District GO Series 2014 MB, 1.00%, 4/01/15 (d)	955	959,098
Red Lion Area School District GO Series 2014 MB, 1.00%, 2/01/15	735	736,803
Schuylkill Valley School District GO Series 2014 MB, 1.00%, 4/01/15 (d)	545	547,120
Souderton Area School District GO Series 2009 MB, 4.00%, 11/01/14	150	150,465
Southmoreland School District GO Series 2014A MB, 1.00%, 10/01/14	1,185	1,185,000
Springfield Township School District GO Series 2010A MB, 3.00%, 11/15/14	150	150,503
Springfield Township School District GO Series 2011 MB, 2.00%, 11/15/14	100	100,214
Spring-Ford Area School District GO Series 2010 MB, 4.00%, 4/01/15	150	152,823
Spring-Ford Area School District GO Series 2012A MB, 2.00%, 2/01/15	165	166,011

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	27

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.21%, 10/07/14 (a)(b)(c)	$3,300	$3,300,000
Swarthmore Borough Authority RB Series 2013J MB, 4.00%, 9/15/15	105	108,715
Unionville-Chadds Ford School District GO Series 2012 MB, 2.00%, 6/01/15	170	172,059
University of Pittsburgh RB Series 2014 TECP, 0.07%, 11/18/14	3,650	3,650,000
University of Pittsburgh System of Higher Education RB Series 2007 TECP, 0.08%, 12/01/14	10,500	10,500,000
Warwick School District GO Series 2014A MB, 1.00%, 3/01/15	805	807,491
West Chester Area School District GO Series 2006 MB, 4.00%, 4/15/15	400	408,040
West Pikeland Township GO Series 2013 MB, 2.00%, 12/15/14	190	190,661
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 10/07/14 (c)	185	185,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Honeywell International, Inc. Corporate Underlier), 0.10%, 10/07/14 (c)	$1,000	$1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 10/07/14 (c)	850	850,000
Total Municipal Bonds — 95.4%		273,321,774

Closed-End Investment Companies (a)(c)
Pennsylvania — 5.6%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 10/07/14	5,000	5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 10/07/14	11,000	11,000,000
Total Closed-End Investment Companies — 5.6%		16,000,000
Total Investments (Cost — $289,321,774*) — 101.0%		289,321,774
Liabilities in Excess of Other Assets — (1.0)%		(2,850,058)

Net Assets — 100.0%		$286,471,716

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	When-issued security.

(e)	Security is collateralized by Municipal or U.S. Treasury obligations.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$289,321,774	—	$289,321,774

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $260,236 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	29

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 97.6%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 10/07/14 (a)	$515	$515,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.04%, 10/07/14 (a)	550	550,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 10/07/14 (a)	600	600,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.04%, 10/07/14 (a)	150	150,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.06%, 10/07/14 (a)	400	400,000
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.05%, 10/07/14 (a)	725	725,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.04%, 10/07/14 (a)	700	700,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.04%, 10/07/14 (a)	500	500,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.13%, 10/07/14 (a)	100	100,000
Norfolk GO Series 2014C MB, 2.00%, 2/01/15	700	704,361
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.02%, 10/01/14 (a)	650	650,000
Richmond IDRB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 11/15/14 (a)	425	425,000
Spotsylvania County GO Series 2014 MB, 2.00%, 1/15/15	500	502,735
Stafford County & Staunton IDRB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.04%, 10/07/14 (a)	370	370,000
Suffolk GO Series 2014 MB, 3.00%, 2/01/15	300	302,887
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 10/07/14 (a)	300	300,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	$1,000	$1,010,559
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	700	719,772
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 10/01/14 (a)	150	150,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.09%, 10/07/14 (a)(b)(c)	2,000	2,000,000
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2012 MB, 5.00%, 2/01/15	500	508,179
Virginia College Building Authority RB (21st Century College Project) Series 2009C MB, 4.00%, 2/01/15	500	506,496
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 10/07/14 (a)(b)(c)	1,450	1,450,000
Virginia Resources Authority RB (Clean Water Project) Series 2007 MB, 5.00%, 10/01/14	435	435,000
Virginia Resources Authority RB (Pooled Financing Project) Series 2013A MB, 2.00%, 11/01/14	200	200,303
Virginia Resources Authority RB (Unrefunded Balance Project) Series 2011A MB, 5.00%, 11/01/14	100	100,401
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.05%, 10/07/14 (a)	300	300,000
Total Investments (Cost — $14,875,693*) — 97.6%		14,875,693
Other Assets Less Liabilities — 2.4%		367,012

Net Assets — 100.0%		$15,242,705

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hier- archy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in deter- mining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$14,875,693	—	$14,875,693

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $336,056 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	31

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Assets
Investments at value[1]	$1,524,200,827	$188,151,234	$91,222,380	$38,420,332
Repurchase agreements at value[2]	74,137,500	167,589,000	—	—
Cash	165,121	—	617,413	46,927
Capital shares sold receivable	1,234,458	3,421	—	—
Interest receivable	549,294	116,838	150,837	76,531
Receivable from Manager	67,138	20,813	2,912	3,094
Prepaid expenses	65,236	24,237	23,540	7,995

Total assets	1,600,419,574	355,905,543	92,017,082	38,554,879

Liabilities
Investments purchased payable	—	4,999,052	241,213	1,008,322
Capital shares redeemed payable	2,373,309	8,424	57,567	—
Transfer agent fees payable	316,314	77,033	68,232	9,151
Investment advisory fees payable	173,848	—	—	—
Other affiliates payable	67,181	652	1,893	—
Officer’s and Trustees’ fees payable	13,140	4,034	1,882	1,512
Professional fees payable	6,710	11,959	14,424	24,432
Other accrued expenses payable	79,837	41,692	16,823	9,317

Total liabilities	3,030,339	5,142,846	402,034	1,052,734

Net Assets	$1,597,389,235	$350,762,697	$91,615,048	$37,502,145

Net Assets Consist of
Paid-in capital	$1,597,333,657	$350,749,795	$91,622,670	$37,501,869
Undistributed net investment income	—	—	28	—
Accumulated net realized gain (loss)	55,578	12,902	(7,650)	276

Net Assets	$1,597,389,235	$350,762,697	$91,615,048	$37,502,145

[1] Investments at cost	$1,524,200,827	$188,151,234	$91,222,380	$38,420,332
[2] Repurchase agreements at cost	$74,137,500	$167,589,000	—	—

See Notes to Financial Statements.

32	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Statements of Assets and Liabilities (continued)

September 30, 2014 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Net Asset Value
Institutional
Net assets	$867,656,423	$179,034,386	$55,119,366	$25,513,713

Shares outstanding[3]	867,654,904	179,061,564	55,102,387	25,490,523

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$401,866,394	$150,422,994	$35,514,250	$11,720,961

Shares outstanding[3]	401,865,689	150,445,829	35,503,339	11,710,307

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$291,425,221	$21,305,317	$981,432	$267,471

Shares outstanding[3]	291,424,708	21,308,553	981,130	267,227

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$1,755,684	—	—	—

Shares outstanding[3]	1,755,679	—	—	—

Net asset value	$1.00	—	—	—

Investor C
Net assets	$34,685,513	—	—	—

Shares outstanding[3]	34,685,451	—	—	—

Net asset value	$1.00	—	—	—

[3] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	33

Statements of Assets and Liabilities (concluded)

September 30, 2014 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Assets
Investments at value[1]	$40,062,173	$54,583,197	$289,321,774	$14,875,693
Cash	608,376	533,934	260,236	336,056
Investments sold receivable	2,000,008	3,500,020	—	—
Interest receivable	56,911	77,765	400,042	46,086
Receivable from Manager	3,186	5,304	17,149	4,742
Prepaid expenses	6,067	10,229	13,756	7,192

Total assets	42,736,721	58,710,449	290,012,957	15,269,769

Liabilities
Investments purchased payable	—	3,091,949	3,414,434	—
Professional fees payable	22,487	15,987	20,143	18,849
Printing fees payable	2,226	2,681	7,891	1,334
Transfer agent fees payable	1,409	10,683	71,875	1,545
Other affiliates payable	—	128	450	18
Officer’s and Trustees’ fees payable	1,406	1,694	3,600	1,093
Other accrued expenses payable	5,370	6,192	22,848	4,225

Total liabilities	32,898	3,129,314	3,541,241	27,064

Net Assets	$42,703,823	$55,581,135	$286,471,716	$15,242,705

Net Assets Consist of
Paid-in capital	$42,705,856	$55,580,747	$286,469,034	$15,241,603
Undistributed net investment income	—	—	56	—
Accumulated net realized gain (loss)	(2,033)	388	2,626	1,102

Net Assets	$42,703,823	$55,581,135	$286,471,716	$15,242,705

1 Investments at cost	$40,062,173	$54,583,197	$289,321,774	$14,875,693

Net Asset Value
Institutional
Net assets	$42,507,463	$45,114,873	$275,846,278	$15,242,705

Shares outstanding[2]	42,504,897	45,081,408	275,790,039	15,223,244

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$183,179	$10,430,247	$10,562,662	—

Shares outstanding[2]	183,168	10,422,509	10,560,509	—

Net asset value	$1.00	$1.00	$1.00	—

Investor A
Net assets	$13,181	$36,015	$62,776	—

Shares outstanding[2]	13,180	35,989	62,763	—

Net asset value	$1.00	$1.00	$1.00	—

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Investment Income
Income	$1,713,216	$117,882	$94,585	$39,449

Expenses
Investment advisory	3,390,348	877,162	280,058	87,770
Transfer agent — class specific	1,044,207	219,923	117,444	24,665
Service and distribution — class specific	991,479	238,227	87,726	15,508
Administration	506,909	146,194	46,676	14,628
Administration — class specific	178,297	48,731	15,559	4,876
Registration	52,346	18,103	19,836	4,650
Custodian	32,022	24,095	3,522	1,331
Professional	26,020	20,052	20,246	25,822
Officer and Trustees	25,463	7,454	4,242	2,848
Printing	24,402	5,686	3,630	3,075
Miscellaneous	27,244	10,792	9,381	7,219

Total expenses	6,298,737	1,616,419	608,320	192,392
Less fees waived by Manager	(2,371,816)	(877,162)	(278,901)	(87,770)
Less service and distribution fees waived — class specific	(991,479)	(238,227)	(87,726)	(15,508)
Less administration fees waived	—	(114,477)	(14,118)	(14,282)
Less administration fees waived — class specific	(178,297)	(48,731)	(15,559)	(4,876)
Less transfer agent fees waived — class specific	(29,406)	(860)	(205)	(202)
Less transfer agent fees reimbursed — class specific	(1,014,801)	(219,063)	(117,239)	(24,463)
Less expenses reimbursed by Manager	(2)	(87)	(18)	(5,848)

Total expenses after fees waived and reimbursed	1,712,936	117,812	94,554	39,443

Net investment income	280	70	31	6

Realized Gain (Loss)
Net realized gain (loss) from investments	43,371	6,440	(74)	276

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,651	$6,510	$(43)	$282

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	35

Statements of Operations (concluded)

Six Months Ended September 30, 2014 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Investment Income
Income	$26,990	$26,288	$157,776	$9,318

Expenses
Investment advisory	112,289	119,154	668,207	43,193
Professional	22,262	19,477	21,609	19,030
Administration	18,715	19,859	111,368	7,183
Administration — class specific	6,238	6,616	37,109	2,395
Registration	4,410	4,100	11,599	4,760
Transfer agent — class specific	3,361	31,014	213,706	5,899
Printing	3,094	3,036	4,457	2,839
Officer and Trustees	2,924	3,019	6,484	2,457
Custodian	1,629	1,570	6,086	973
Service and distribution — class specific	259	13,004	15,011	—
Miscellaneous	5,580	6,442	8,498	5,218

Total expenses	180,761	227,291	1,104,134	93,947
Less fees waived by Manager	(112,180)	(119,154)	(661,924)	(43,193)
Less service and distribution fees waived — class specific	(259)	(13,004)	(15,011)	—
Less administration fees waived	(18,608)	(19,815)	(18,662)	(7,183)
Less administration fees waived — class specific	(6,238)	(6,616)	(37,109)	(2,395)
Less transfer agent fees waived — class specific	(138)	(81)	(305)	(50)
Less transfer agent fees reimbursed — class specific	(3,223)	(30,933)	(213,401)	(5,849)
Less expenses reimbursed by Manager	(13,134)	(11,409)	—	(25,962)

Total expenses after fees waived and reimbursed	26,981	26,279	157,722	9,315

Net investment income	9	9	54	3

Realized Gain (Loss)
Net realized gain (loss) from investments	7,736	1,808	2,959	(718)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,745	$1,817	$3,013	$(715)

See Notes to Financial Statements.

36	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$280	$580	$70	$161	$31	$52
Net realized gain (loss)	43,371	34,431	6,440	30,635	(74)	(2,660)

Net increase (decrease) in net assets resulting from operations	43,651	35,011	6,510	30,796	(43)	(2,608)

Distributions to Shareholders From[1]
Net investment income:
Institutional	(157)	(308)	(35)	(65)	(9)	(24)
Service	(71)	(137)	(31)	(88)	(13)	(28)
Investor A	(48)	(121)	(4)	(8)	—	—
Investor B	—	(1)	—	—	—	—
Investor C	(4)	(13)	—	—	—	—
Net realized gain:
Institutional	—	(20,725)	—	(21,166)	—	—
Service	—	(7,993)	—	(22,254)	—	—
Investor A	—	(6,289)	—	(3,167)	—	—
Investor B	—	(64)	—	—	—	—
Investor C	—	(727)	—	—	—	—

Decrease in net assets resulting from distributions to shareholders	(280)	(36,378)	(70)	(46,748)	(22)	(52)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(12,779,826)	166,552,594	4,606,790	(29,862,249)	(65,039,036)	(31,148,131)

Net Assets
Total increase (decrease) in net assets	(12,736,455)	166,551,227	4,613,230	(29,878,201)	(65,039,101)	(31,150,791)
Beginning of period	1,610,125,690	1,443,574,463	346,149,467	376,027,668	156,654,149	187,804,940

End of period	$1,597,389,235	$1,610,125,690	$350,762,697	$346,149,467	$91,615,048	$156,654,149

Undistributed net investment income, end of period	$—	$—	$—	$—	$28	$19

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	37

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$6	$17	$9	$21	$9	$23
Net realized gain	276	—	7,736	13,102	1,808	—

Net increase in net assets resulting from operations	282	17	7,745	13,123	1,817	23

Distributions to Shareholders From[1]
Net investment income:
Institutional	(4)	(9)	(9)	(21)	(7)	(20)
Service	(2)	(8)	—	—	(2)	(3)

Decrease in net assets resulting from distributions to shareholders	(6)	(17)	(9)	(21)	(9)	(23)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(7,245,427)	(3,869,528)	(4,929,369)	(12,529,598)	6,071,842	(12,103,661)

Net Assets
Total increase (decrease) in net assets	(7,245,151)	(3,869,528)	(4,921,633)	(12,516,496)	6,073,650	(12,103,661)
Beginning of period	44,747,296	48,616,824	47,625,456	60,141,952	49,507,485	61,611,146

End of period	$37,502,145	$44,747,296	$42,703,823	$47,625,456	$55,581,135	$49,507,485

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$54	$113	$3	$6
Net realized gain (loss)	2,959	262	(718)	1,820

Net increase (decrease) in net assets resulting from operations	3,013	375	(715)	1,826

Distributions to Shareholders From[1]
Net investment income:
Institutional	(52)	(107)	(3)	(6)
Service	(2)	(6)	—	—

Decrease in net assets resulting from distributions to shareholders	(54)	(113)	(3)	(6)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(3,579,777)	(22,129,427)	(302,295)	838,254

Net Assets
Total increase (decrease) in net assets	(3,576,818)	(22,129,165)	(303,013)	840,074
Beginning of period	290,048,534	312,177,699	15,545,718	14,705,644

End of period	$286,471,716	$290,048,534	$15,242,705	$15,545,718

Undistributed net investment income, end of period	$56	$56	$—	$—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	39

Financial Highlights	BlackRock Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0013
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0013
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0013)
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.68%[6]	0.69%	0.70%	0.70%	0.71%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%[6]	0.24%	0.30%	0.27%	0.36%	0.41%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.14%

Supplemental Data
Net assets, end of period (000)	$867,656	$857,062	$736,195	$790,645	$785,316	$433,778

	Service
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0003
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.93%[6]	0.96%	0.94%	0.94%	0.96%	0.98%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%[6]	0.24%	0.30%	0.27%	0.37%	0.52%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$401,866	$444,820	$380,303	$332,427	$391,617	$365,358

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0003
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.92%[6]	0.91%	0.91%	0.89%	0.91%	0.93%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%[6]	0.24%	0.30%	0.27%	0.37%	0.53%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$291,425	$280,222	$296,089	$299,205	$314,811	$358,698

	Investor B
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0002
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	1.78%[6]	1.73%	1.70%	1.71%	1.75%	1.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%[6]	0.24%	0.30%	0.27%	0.37%	0.55%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$1,756	$2,233	$4,577	$6,306	$7,207	$11,528

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	41

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor C
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0004
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0004
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0004)
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.04%

Ratios to Average Net Assets
Total expenses	1.60%[6]	1.58%	1.60%	1.62%	1.68%	1.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%[6]	0.24%	0.30%	0.27%	0.38%	0.55%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.04%

Supplemental Data
Net assets, end of period (000)	$34,686	$25,788	$26,411	$29,185	$23,683	$19,016

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.74%	0.75%	0.74%	0.74%	0.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.07%	0.15%	0.09%	0.20%	0.21%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$179,034	$186,537	$170,058	$189,361	$133,623	$188,346

	Service
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.95%[6]	1.00%	0.97%	0.95%	0.95%	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.07%	0.15%	0.09%	0.20%	0.22%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$150,423	$138,672	$170,806	$99,022	$118,827	$149,629

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	43

Financial Highlights (concluded)	BlackRock U.S. Treasury Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.90%[6]	0.93%	0.92%	0.89%	0.86%	0.87%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.07%	0.15%	0.10%	0.20%	0.21%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$21,305	$20,941	$35,163	$20,520	$104,971	$92,759

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.00001	0.0000 [1]	0.0002	0.0011
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.02%	0.11%

Ratios to Average Net Assets
Total expenses	0.81%[6]	0.80%	0.79%	0.81%	0.80%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%[6]	0.16%	0.22%	0.22%	0.39%	0.43%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	0.12%

Supplemental Data
Net assets, end of period (000)	$55,119	$60,317	$74,086	$78,590	$62,845	$67,046

	Service
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.00001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	1.11%[6]	1.04%	1.03%	1.06%	1.06%	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%[6]	0.15%	0.22%	0.20%	0.42%	0.51%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$35,514	$94,897	$111,132	$56,951	$34,991	$50,013

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	45

Financial Highlights (concluded)	BlackRock Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	1.03%[6]	1.03%	0.99%	0.97%	0.94%	0.92%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%[6]	0.16%	0.21%	0.25%	0.41%	0.51%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.03%

Supplemental Data
Net assets, end of period (000)	$981	$1,440	$2,588	$715	$2,611	$3,443

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0022
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003	0.0022
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0022)
Net realized gain	—	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0022)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.03%	0.22%

Ratios to Average Net Assets
Total expenses	0.93%[6]	0.85%	0.85%	0.85%	0.80%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.19%	0.26%	0.27%	0.39%	0.41%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	0.24%

Supplemental Data
Net assets, end of period (000)	$25,514	$31,153	$32,345	$41,966	$46,755	$59,520

	Service
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0005
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0005)
Net realized gain	—	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.05%

Ratios to Average Net Assets
Total expenses	1.10%[6]	1.00%	1.00%	1.05%	1.02%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.18%	0.25%	0.28%	0.42%	0.59%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.05%

Supplemental Data
Net assets, end of period (000)	$11,721	$13,348	$16,025	$12,895	$15,935	$19,373

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	47

Financial Highlights (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2014	Year Ended March 31,
	(Unaudited)	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0006
Net realized gain	—	—	—	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0006
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0006)
Net realized gain	—	—	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.06%

Ratios to Average Net Assets
Total expenses	1.21%[6]	1.12%	1.32%	0.94%	0.90%	0.92%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.19%	0.25%	0.38%	0.41%	0.59%

Net investment income	0.00%[6]	0.00%	0.00%	0.01%	0.01%	0.06%

Supplemental Data
Net assets, end of period (000)	$267	$247	$247	$122	$11,318	$15,025

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0009
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.09%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.71%	0.70%	0.76%	0.69%	0.73%

Total expenses after fees waived and/ or reimbursed and paid indirectly	0.11%[6]	0.12%	0.19%	0.15%	0.29%	0.30%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.01%	0.10%

Supplemental Data
Net assets, end of period (000)	$42,507	$47,467	$60,078	$44,159	$46,622	$74,251

	Service
	Six Months Ended September 30, 2014 (Unaudited)
		Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	1.10%[6]	1.22%	1.10%	1.15%	1.21%	0.98%

Total expenses after fees waived and/ or reimbursed and paid indirectly	0.11%[6]	0.12%	0.20%	0.19%	0.30%	0.41%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.06%

Supplemental Data
Net assets, end of period (000)	$183	$145	$30	$65	$138	$165

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	49

Financial Highlights (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	2.97%[6]	2.32%	1.35%	1.23%	1.10%	1.12%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.13%	0.20%	0.15%	0.30%	0.39%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$13	$14	$34	$78	$90	$106

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003	0.0029
Net realized gain	—	—	—	—	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0003	0.0029
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)	(0.0029)
Net realized gain	—	—	—	—	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0029)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.03%	0.29%

Ratios to Average Net Assets
Total expenses	0.81%[6]	0.80%	0.79%	0.74%	0.74%	0.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.12%	0.21%	0.18%	0.37%	0.41%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.03%	0.29%

Supplemental Data
Net assets, end of period (000)	$45,115	$40,208	$52,178	$59,034	$88,491	$149,659

	Service
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009
Net realized gain	—	—	—	—	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0009
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0009)
Net realized gain	—	—	—	—	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.09%

Ratios to Average Net Assets
Total expenses	1.07%[6]	1.06%	1.04%	1.04%	0.97%	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.12%	0.20%	0.19%	0.40%	0.62%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.10%

Supplemental Data
Net assets, end of period (000)	$10,430	$9,221	$9,428	$4,623	$4,156	$4,591

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	51

Financial Highlights (concluded)	BlackRock Ohio Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.000 [1]	0.0011
Net realized gain	—	—	—	—	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0001	0.0011
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0011)
Net realized gain	—	—	—	—	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.01%	0.11%

Ratios to Average Net Assets
Total expenses	1.25%[6]	1.39%	4.70%	0.91%	0.88%	0.88%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.10%	0.20%	0.26%	0.40%	0.60%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	0.12%

Supplemental Data
Net assets, end of period (000)	$36	$79	$5	$5	$5,388	$13,318

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	—	—	—	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0005
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0005)
Net realized gain	—	—	—	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.06%

Ratios to Average Net Assets
Total expenses	0.73%[6]	0.75%	0.72%	0.74%	0.73%	0.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.13%	0.20%	0.19%	0.31%	0.39%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.07%

Supplemental Data
Net assets, end of period (000)	$275,846	$274,591	$294,800	$248,836	$287,394	$332,387

	Service
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	—	—	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)
Net realized gain	—	—	—	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.03%[6]	0.99%	0.98%	0.96%	0.90%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.13%	0.19%	0.21%	0.31%	0.46%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$10,563	$15,395	$17,315	$16,333	$30,649	$27,166

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	53

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	—	—	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	—	—	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	1.38%[6]	1.53%	1.34%	0.85%	0.84%	0.85%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.13%	0.22%	0.27%	0.31%	0.44%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$63	$63	$63	$69	$17,434	$22,109

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

54	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,
		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002	0.0011
Net realized gain	—	—	—	—	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0002	0.0011
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0011)
Net realized gain	—	—	—	—	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0002)	(0.0011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.02%	0.12%

Ratios to Average Net Assets
Total expenses	0.98%[6]	1.08%	0.94%	0.85%	0.81%	0.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.11%	0.20%	0.18%	0.29%	0.32%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.02%	0.13%

Supplemental Data
Net assets, end of period (000)	$15,243	$15,546	$14,706	$22,294	$28,370	$42,326

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	55

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. Each Fund is classified as diversified. Each Fund may offer Institutional, Service, Investor A, Investor B and Investor C Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A, Investor B and Investor C Shares received in exchange for similar shares of another fund advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates may be subject to a contingent deferred sales charge (“CDSC”). Under certain circumstances Investor B Shares automatically convert to Investor A Shares after approximately seven, eight or ten years. Investor B and Investor C Shares are only available for exchange from Investor B or Investor C shares, respectively, of non-money market funds advised by the Manager or its affiliates. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally

4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

56	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

The Funds, along with other affiliated investment companies, may transfer uninvested cash into joint trading accounts which are then invested in repurchase agreements. As of September 30, 2014, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.450%
$1 billion – $2 billion	0.400%
$2 billion – $3 billion	0.375%
Greater than $3 billion	0.350%

The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	57

Notes to Financial Statements (continued)

For the six months ended September 30, 2014, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$488,188	$363,564	$9,991	$129,736	$991,479
U.S. Treasury	$209,694	$28,533	—	—	$238,227
Municipal	$86,213	$1,513	—	—	$87,726
New Jersey Municipal	$15,185	$323	—	—	$15,508
North Carolina Municipal	$241	$18	—	—	$259
Ohio Municipal	$12,927	$77	—	—	$13,004
Pennsylvania Municipal	$14,932	$79	—	—	$15,011

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2014, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
Money Market	$583,042	$259,559	$29,572	$872,173
U.S. Treasury	$125,929	$85,404	$3,489	$214,822
Municipal	$40,927	$49,522	—	$90,449
New Jersey Municipal	$19,713	$3,307	—	$23,020
North Carolina Municipal	$2,540	$99	—	$2,639
Ohio Municipal	$23,838	$6,712	—	$30,550
Pennsylvania Municipal	$200,969	$8,766	—	$209,735
Virginia Municipal	$5,173	—	—	$5,173

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended September 30, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,906	$1,001	$25,319	$197	$983	$29,406
U.S. Treasury	$211	$334	$315	—	—	$860
Municipal	$51	$70	$84	—	—	$205
New Jersey Municipal	$55	$103	$44	—	—	$202
North Carolina Municipal	$108	$2	$28	—	—	$138
Ohio Municipal	$48	$25	$8	—	—	$81
Pennsylvania Municipal	$255	$35	$15	—	—	$305
Virginia Municipal	$50	—	—	—	—	$50

For the six months ended September 30, 2014, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$595,628	$264,189	$174,770	$2,375	$7,245	$1,044,207
U.S. Treasury	$127,149	$86,415	$6,359	—	—	$219,923
Municipal	$44,576	$72,045	$823	—	—	$117,444
New Jersey Municipal	$20,517	$3,922	$226	—	—	$24,665
North Carolina Municipal	$3,083	$137	$141	—	—	$3,361
Ohio Municipal	$24,151	$6,770	$93	—	—	$31,014
Pennsylvania Municipal	$202,061	$11,475	$170	—	—	$213,706
Virginia Municipal	$5,899	—	—	—	—	$5,899

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, is paid

58	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

at the following annual rates. In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee – Class Specific
First $500 Million	0.075%	0.025%
$500 Million – $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the six months ended September 30, 2014, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Money Market	$634,632
U.S. Treasury	$64,059
Municipal	$38,487
New Jersey Municipal	$4,876
North Carolina Municipal	$6,238
Ohio Municipal	$6,616
Pennsylvania Municipal	$115,873
Virginia Municipal	$2,395

For the six months ended September 30, 2014, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$89,605	$48,819	$36,372	$250	$3,251	$178,297
U.S. Treasury	$24,909	$20,969	$2,853	—	—	$48,731
Municipal	$6,787	$8,621	$151	—	—	$15,559
New Jersey Municipal	$3,326	$1,518	$32	—	—	$4,876
North Carolina Municipal	$6,212	$24	$2	—	—	$6,238
Ohio Municipal	$5,316	$1,293	$7	—	—	$6,616
Pennsylvania Municipal	$35,609	$1,493	$7	—	—	$37,109
Virginia Municipal	$2,395	—	—	—	—	$2,395

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market	U.S. Treasury	Municipal	New Jersey Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.42%	0.41%	0.42%	0.39%
Service	0.72%	0.71%	0.72%	0.69%
Investor A	0.89%	0.88%	0.89%	0.96%
Investor B	1.49%	N/A	N/A	N/A
Investor C	1.49%	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[2]
Investor A	0.87%	0.96%	0.99%	0.87%[2]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

[1]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2015. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Fund currently active but no assets in share class.

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the

BLACKROCK FUNDS	SEPTEMBER 30, 2014	59

Notes to Financial Statements (continued)

Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On September 30, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2015	2016	2017
Money Market
Fund Level	$1,526,406	$1,592,907	$793,024
Institutional	$1,278,930	$1,455,926	$685,232
U.S. Treasury
Fund Level	$545,200	$697,279	$309,977
Institutional	$322,218	$292,916	$152,059
Service	—	$19,553	—
Municipal
Fund Level	$257,120	$274,627	$125,959
Institutional	$125,331	$118,687	$51,362
Service	$1,278	$1,086	$101
New Jersey Municipal
Fund Level	$143,457	$156,098	$70,912
Institutional	$66,447	$48,445	$23,843
Investor A	$20	—	—
North Carolina Municipal
Fund Level	$194,140	$213,370	$95,722
Institutional	$21,280	$21,869	$9,294
Service	$21	$91	—
Investor A	$10	$167	$103
Ohio Municipal
Fund Level	$152,066	$164,661	$73,061
Institutional	$86,119	$95,419	$29,466
Service	$151	$96	—
Investor A	$172	$64	—
Pennsylvania Municipal
Fund Level	$412,054	$446,223	$214,323
Institutional	$434,582	$540,474	$237,669
Service	$5,242	$9,857	—
Investor A	$26	$130	$7
Virginia Municipal
Fund Level	$102,572	$112,978	$56,516
Institutional	$18,410	$16,295	$8,294

In addition, the Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

These amounts are reported in the Statements of Operations as fees waived by Manager, service and distribution fees waived – class specific, transfer agent fees waived – class specific and transfer agent fees reimbursed – class specific. For the six months ended September 30, 2014, the

60	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

amounts included in fees waived by Manager were as follows:

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$89,605	$48,819	$36,372	$250	$3,251	$178,297
U.S. Treasury	$24,909	$20,969	$2,853	—	—	$48,731
Municipal	$6,787	$8,621	$151	—	—	$15,559
New Jersey Municipal	$3,326	$1,518	$32	—	—	$4,876
North Carolina Municipal	$6,212	$24	$2	—	—	$6,238
Ohio Municipal	$5,316	$1,293	$7	—	—	$6,616
Pennsylvania Municipal	$35,609	$1,493	$7	—	—	$37,109
Virginia Municipal	$2,395	—	—	—	—	$2,395

Service and Distribution Fees Waived
		Service	Investor A	Investor B	Investor C	Total
Money Market		$488,190	$363,563	$9,990	$129,736	$991,479
U.S. Treasury		$209,694	$28,533	—	—	$238,227
Municipal		$86,214	$1,512	—	—	$87,726
New Jersey Municipal		$15,185	$323	—	—	$15,508
North Carolina Municipal		$242	$17	—	—	$259
Ohio Municipal		$12,928	$76	—	—	$13,004
Pennsylvania Municipal		$14,932	$79	—	—	$15,011
Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$1,906	$1,001	$25,319	$197	$983	$29,406
U.S. Treasury	$211	$334	$315	—	—	$860
Municipal	$51	$70	$84	—	—	$205
New Jersey Municipal	$55	$103	$44	—	—	$202
North Carolina Municipal	$106	$4	$28	—	—	$138
Ohio Municipal	$48	$25	$8	—	—	$81
Pennsylvania Municipal	$255	$35	$15	—	—	$305
Virginia Municipal	$50	—	—	—	—	$50
Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$593,721	$263,188	$149,452	$2,178	$6,262	$1,014,801
U.S. Treasury	$126,939	$86,081	$6,043	—	—	$219,063
Municipal	$44,516	$71,984	$739	—	—	$117,239
New Jersey Municipal	$20,462	$3,819	$182	—	—	$24,463
North Carolina Municipal	$2,976	$134	$113	—	—	$3,223
Ohio Municipal	$24,103	$6,745	$85	—	—	$30,933
Pennsylvania Municipal	$201,805	$11,440	$156	—	—	$213,401
Virginia Municipal	$5,849	—	—	—	—	$5,849

For the six months ended September 30, 2014, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Money Market	$44	$1,170	$2,121

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended September 30, 2014, the purchase and sale transactions with an affiliated

BLACKROCK FUNDS	SEPTEMBER 30, 2014	61

Notes to Financial Statements (continued)

fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Money Market	$13,000,367	—
Municipal	$47,706,040	$47,936,561
New Jersey Municipal	$3,600,104	$6,175,151
North Carolina Municipal	$14,200,276	$12,765,724
Ohio Municipal	$16,700,232	$4,720,084
Pennsylvania Municipal	$71,841,516	$66,301,451
Virginia Municipal	$11,700,137	$12,300,307

5. Income Tax Information:

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provisionis required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitationson each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,	Municipal	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal
2015	$379	—	—	—
2017	$4,110	$9,769	—	—
No expiration date[1]	—	—	$1,420	$333
Total	$4,489	$9,769	$1,420	$333

[1]	Must be utilized prior to losses subject to expiration.

6. Principal Risks:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or U.S. territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettledor open transactions may fail to or be unable to perform on its commitments. Each Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the

62	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Funds’ operations and return potential.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Money Market	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Institutional
Shares sold	531,764,457	1,329,089,005
Shares issued in reinvestment of distributions	123	13,537
Shares redeemed	(521,193,739)	(1,208,233,586)

Net increase	10,570,841	120,868,956

Service
Shares sold	711,002,667	1,474,561,392
Shares issued in reinvestment of distributions	—	74
Shares redeemed	(753,967,868)	(1,410,043,734)

Net increase (decrease)	(42,965,201)	64,517,732

Investor A
Shares sold	232,193,133	379,584,032
Shares issued in reinvestment of distributions	39	6,350
Shares redeemed	(220,997,597)	(395,458,110)

Net increase (decrease)	11,195,575	(15,867,728)

Investor B
Shares sold	159,448	786,198
Shares issued in reinvestment of distributions	—	64
Shares redeemed	(637,313)	(3,129,503)

Net decrease	(477,865)	(2,343,241)

Investor C
Shares sold	26,435,341	65,705,708
Shares issued in reinvestment of distributions	1	725
Shares redeemed	(17,538,518)	(66,329,558)

Net increase (decrease)	8,896,824	(623,125)

Total Net Increase (Decrease)	(12,779,826)	166,552,594

U.S. Treasury
Institutional
Shares sold	237,511,097	447,623,594
Shares issued in reinvestment of distributions	—	380
Shares redeemed	(245,018,418)	(431,133,261)

Net increase (decrease)	(7,507,321)	16,490,713

BLACKROCK FUNDS	SEPTEMBER 30, 2014	63

Notes to Financial Statements (continued)

U.S. Treasury (concluded)	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Service
Shares sold	218,036,155	456,484,875
Shares issued in reinvestment of distributions	2	987
Shares redeemed	(206,286,195)	(488,615,739)

Net increase (decrease)	11,749,962	(32,129,877)

Investor A
Shares sold	19,151,950	43,039,628
Shares issued in reinvestment of distributions	1	3,160
Shares redeemed	(18,787,802)	(57,265,873)

Net increase (decrease)	364,149	(14,223,085)

Total Net Increase (Decrease)	4,606,790	(29,862,249)

Municipal
Institutional
Shares sold	42,019,998	79,649,583
Shares redeemed	(47,224,201)	(93,416,313)

Net decrease	(5,204,203)	(13,766,730)

Service
Shares sold	49,119,344	170,872,827
Shares redeemed	(108,495,817)	(187,106,257)

Net decrease	(59,376,473)	(16,233,430)

Investor A
Shares sold	102,575	844,191
Shares redeemed	(560,935)	(1,992,162)

Net decrease	(458,360)	(1,147,971)

Total Net Decrease	(65,039,036)	(31,148,131)

New Jersey Municipal
Institutional
Shares sold	32,651,989	49,922,045
Shares redeemed	(38,290,630)	(51,115,345)

Net decrease	(5,638,641)	(1,193,300)

Service
Shares sold	6,389,811	44,329,762
Shares redeemed	(8,017,133)	(47,005,910)

Net decrease	(1,627,322)	(2,676,148)

Investor A
Shares sold	20,536	1,735
Shares redeemed	—	(1,815)

Net increase (decrease)	20,536	(80)

Total Net Decrease	(7,245,427)	(3,869,528)

64	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

North Carolina Municipal	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Institutional
Shares sold	58,326,878	171,036,848
Shares redeemed	(63,293,974)	(183,661,008)

Net decrease	(4,967,096)	(12,624,160)

Service
Shares sold	312,736	899,823
Shares redeemed	(274,315)	(784,801)

Net increase	38,421	115,022

Investor A
Shares sold	13,200	12,126
Shares redeemed	(13,894)	(32,586)

Net decrease	(694)	(20,460)

Total Net Decrease	(4,929,369)	(12,529,598)

Ohio Municipal
Institutional
Shares sold	32,478,564	82,809,570
Shares redeemed	(27,573,391)	(94,777,750)

Net increase (decrease)	4,905,173	(11,968,180)

Service
Shares sold	3,422,933	6,065,264
Shares redeemed	(2,213,646)	(6,274,463)

Net increase (decrease)	1,209,287	(209,199)

Investor A
Shares sold	—	125,933
Shares redeemed	(42,618)	(52,215)

Net increase (decrease)	(42,618)	73,718

Total Net Increase (Decrease)	6,071,842	(12,103,661)

Pennsylvania Municipal
Institutional
Shares sold	186,949,145	424,054,468
Shares redeemed	(185,697,573)	(444,263,759)

Net increase (decrease)	1,251,572	(20,209,291)

Service
Shares sold	5,588,469	22,705,225
Shares redeemed	(10,419,818)	(24,625,480)

Net decrease	(4,831,349)	(1,920,255)

BLACKROCK FUNDS	SEPTEMBER 30, 2014	65

Notes to Financial Statements (concluded)

Pennsylvania Municipal (concluded)	Six Months Ended September 30, 2014	Year Ended March 31, 2014
Investor A
Shares sold	—	2,500
Shares redeemed	—	(2,381)

Net increase	—	119

Total Net Decrease	(3,579,777)	(22,129,427)

Virginia Municipal
Institutional
Shares sold	36,709,408	59,048,646
Shares redeemed	(37,011,703)	(58,210,392)

Net increase (decrease)	(302,295)	838,254

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

66	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, on behalf of each of the Money Market Portfolios of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against their peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as marketing and distribution, call center and fund accounting; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and preparedby Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	67

Disclosure of Investment Advisory Agreement (continued)

BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of the portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by

68	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement (continued)

Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that the Money Market Portfolio ranked in the third quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that the Municipal Money Market Portfolio ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that the New Jersey Municipal Money Market Portfolio and the Virginia Municipal Money Market Portfolio each ranked in the third, fourth and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that each Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that the North Carolina Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio each ranked in the third, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that the Ohio Municipal Money Market Portfolio ranked in the third, fourth and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that the U.S. Treasury Money Market Portfolio ranked in the first, first and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	69

Disclosure of Investment Advisory Agreement (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that the Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the Municipal Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the New Jersey Municipal Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio and the U.S. Treasury Money Market Portfolio ranked in the fourth quartile, and that the actual management fee rate and total expense ratio of each of these Funds ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the Pennsylvania Municipal Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the Virginia Municipal Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that with respect to the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio, the Pennsylvania Municipal Money Market Portfolio, the U.S. Treasury Money Market Portfolio and the Virginia Municipal Money Market Portfolio, BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, and that with respect to the Money Market Portfolio and the Municipal Money Market Portfolio, BlackRock has contractually and/or voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to reduce each Fund’s expenses as necessary. The voluntary waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its

70	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement (concluded)

efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	71

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Trust and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. Mr. Park joined BlackRock in 2009 and is the current Global Chief Compliance Officer of the BlackRock iShares exchange traded funds.

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

72	BLACKROCK FUNDS	SEPTEMBER 30, 2014

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com

2)	Select Access Your Account

3)	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	SEPTEMBER 30, 2014	73

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74	BLACKROCK FUNDS	SEPTEMBER 30, 2014

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded by or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 2, 2014

3